Pension and OPEB Plans (Schedule of Expected Long-Term Rate of Return on Assets Assumptions) (Details)	12 Months Ended
Dec. 31, 2024
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.33%
Pension Plan [Member] | International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.88%
Pension Plan [Member] | US Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	7.08%
Pension Plan [Member] | Real assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	7.76%
Pension Plan [Member] | Credit Strategies [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	7.40%
Pension Plan [Member] | Private equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	10.10%
Pension Plan [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	7.30%
Pension Plan [Member] | Private Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	8.20%
Pension Plan [Member] | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	5.40%
Pension Plan [Member] | Oncor Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	5.97%
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	7.11%
OPEB Plan [Member] | 401(h) accounts [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	7.38%
OPEB Plan [Member] | Life insurance VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.94%
OPEB Plan [Member] | Union VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.94%
OPEB Plan [Member] | Non-union VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	4.30%
OPEB Plan [Member] | Shared retiree VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	4.30%
OPEB Plan [Member] | Vistra Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.73%